OTHER LONG-TERM ASSETS	12 Months Ended
Dec. 31, 2022
OTHER LONG-TERM ASSETS
OTHER LONG-TERM ASSETS

NOTE 12: — OTHER LONG-TERM ASSETS

	December 31,
	2022	2021
Deposits (*)	$1,012	$658
Other	6	9
	$1,018	$667

(*)Deposits mainly to secure payments to an airline and to support currency hedging activity, a bank guarantee and credit cards.